Trade Receivables (Schedule Of Trade Receivables) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Trade Receivables [Abstract]
Notes	¥ 2,570	¥ 157
Accounts	24,437	24,037
Trade receivables, gross	27,007	24,194
Less allowance for doubtful accounts	54	75
Trade receivables, net	¥ 26,953	¥ 24,119